Geographical Information	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023
Geographical Information [Abstract]
Geographical Information

Note 20 — Geographical Information

Revenues by Geographic Region

The Company’s revenues by geographic region, based on ship-to location, are summarized as follows:

	Three months ended December 31,
	2023	2022
United States	$268	$279
Czech Republic	17	185
Thailand	—	213
Other	—	2
Total net revenue	$285	$679

Long-Lived Assets

Substantially all of the Company’s long-lived assets are located in the United States.

Note 17 — Geographical Information

Revenues by Geographic Region

The Company’s revenue by geographic region, based on ship-to location for product sales or the invoiced address of license revenue, are summarized as follows:

	Year ended September 30,
	2023	2022
United States	$674	$1,841
Czech Republic	223	764
Thailand	300	677
Other	27	27
Total net revenue	$1,224	$3,309

Long-Lived Assets

Substantially all of the Company’s long-lived assets are located in the United States.